Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement, dated as of November 6, 2009 (the “Servicing Agreement”), between ENTERGY TEXAS, INC., as servicer and ENTERGY TEXAS RESTORATION FUNDING, LLC, the Servicer does hereby certify, for the August 1, 2010 Payment Date (the “Current Payment Date”), as follows:

 Capitalized terms used herein have their respective meanings as set forth in the Indenture.  References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

1.	Allocation of Remittances as of Current Payment Date allocable to principal and interest:

a)	Principal

		Aggregate
i.	Tranche A-1	$12,733,653.75
ii.	Tranche A-2	0.00
iii.	Tranche A-3	0.00
iv.	Total:	$12,733,653.75

b)	Interest

		Aggregate
i.	Tranche A-1	$2,848,013.89
ii.	Tranche A-2	3,890,494.44
iii.	Tranche A-3	7,048,028.33
iv.	Total:	$13,786,536.67

2.
Outstanding Amount of Bonds prior to, and after giving effect to the payment on the Current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under 1a) above) and the Principal Balance to be Outstanding (following payment on Current Payment Date):

a)	Principal Balance Outstanding (as of the date of this certification):

		Aggregate
i.	Tranche A-1	$182,500,000.00
ii.	Tranche A-2	144,800,000.00
iii.	Tranche A-3	218,600,000.00
iv.	Total:	$545,900,000.00

b)	Principal Balance to be Outstanding (following payment on Current Payment Date):

		Aggregate
i.	Tranche A-1	$169,766,346.25
ii.	Tranche A-2	144,800,000.00
iii.	Tranche A-3	218,600,000.00
iv.	Total:	$533,166,346.25

c)	Difference between (b) above and Outstanding Amount specified in Expected Amortization Schedule:

		Aggregate
i.	Tranche A-1	$0.00
ii.	Tranche A-2	0.00
iii.	Tranche A-3	0.00
iv.	Total:	$0.00

3.	All other transfers to be made on the Current Payment Date, including amounts to be paid to the Indenture Trustee and to the Servicer:

a)	Operating Expenses

i.	Trustee Fees and Expenses: (subject to $1,000,000 cap on Indemnity Amounts per Section 8.02(e)(1))		0.00
ii.	Servicing Fee:	Entergy Texas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	213,472.22

iii.	Administration Fee:	Entergy Texas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	73,611.11

iv.	Other Operating Expenses:	1. Clark, Thomas & Winter Wire Instructions: Frost National Bank Austin, TX ABA Number: 114000093 Account Number: 591110616 Invoice Number: 181596	$124.00

		2. Sidley Austin LLP	$7.500.00*
v.	Total of 3 a. i.-iv.:		$294,707.33

*This amount is an estimate.  The final amount is to be determined upon receiving the invoice.  Entergy Texas, Inc. is not instructing the trustee to pay these amounts at this time, since the amounts are estimates. The estimates are being included on the certificate, since there is an expectation that the invoices will be received and need to be paid before the next scheduled payment date.

b)	Other Payments

i.	Operating Expenses (payable pursuant to Section 8.02(e)(4)) (3.a.v. above):	$294,707.33

ii.	Funding of Capital Subaccount (to required amount):	0.00
iii.	Interest Earnings on Capital Subaccount to Entergy Texas Restoration Funding as of 7/20/2010**: Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	866.84
iv.	Operating Expenses and Indemnity Amounts over $1,000,000 (payable pursuant to Section 8.02(e)(8)):	0.00

v.	Deposits to Excess Funds Subaccount (to occur on payment date)***:	3,798,189.38

vi.	Total:	$4,093,763.55

**Interest is posted monthly on the second business day of the following month.

***This amount assumes that estimated remittances of $1,889,103.68 covering the period of July 21, 2010 – July 31, 2010 will be deposited into the General Subaccount.  The amount that is deposited to the Excess Funds Subaccount may be lesser if remittances to the General Subaccount are lower than such estimated amount.

4.	Estimated amounts on deposit in the Capital Subaccount and Excess Funds Subaccount after giving effect to the foregoing payments:

a)	Capital Subaccount

i.	Total as of 8/1/2010:	$2,729,500.00

b)	Excess Funds Subaccount

i.	Total as of 8/1/2010:	$3,798,189.38

       IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Servicer’s Certificate this 25 day of July, 2010.

ENTERGY TEXAS, INC., as Servicer By: /s/ Steven C. McNeal Name: Steven McNeal Title: VP & Treasurer